ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 3:ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts Payable and Accrued Liabilities

	December 31, 2014	December 31, 2013
	$	$

Trade accounts payable	620,826		1,450,083
Share-settled debt	-		1,348,663
Accrued liabilities	68,448		201,334
Employee payroll and severance	-		220,290
Accrued interest	4,088		558,032
	693,362		3,778,401

During fiscal 2014 the Company converted $2,415,000 accounts payable and accrued liabilities into 1,836,000 shares of common stock. The fair value of the shares, based on the trading price of the stock on the date of conversion, was $4,349,000 and the Company recorded a loss on extinguishment of $1,934,000.